S000002682 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
UBS Select Treasury Institutional Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.09%	2.36%	1.64%